EQUITY (Tables)	6 Months Ended
Sep. 30, 2017
Stockholders' Equity Note [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of these warrants granted was estimated as of the grant date using the Black-Scholes model with the following assumptions:

Common Stock Warrants September 30, 2017
Expected term (in years)	5.0
Risk-free interest rate (%)	1.86%
Expected volatility (%)	52.2%
Dividend yield (%)	0.0%

Share-based Compensation, Activity [Table Text Block]
Warrant activity is summarized as follows:

	Shares	Weighted Average Exercise Price
Warrants outstanding at March 31, 2017	-	-
Granted	207,210	$5.69
Exercised	-	-
Cancelled	-	-
Warrants outstanding at September 30, 2017	207,210	$5.69